PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS

                         STRONG AGGRESSIVE GROWTH FUNDS
                                 INVESTOR CLASS

                             STRONG ENTERPRISE FUND
                             STRONG GROWTH 20 FUND
                          STRONG SMALL CAP VALUE FUND
                        STRONG U.S. EMERGING GROWTH FUND

                 Supplement to the Prospectus dated May 1, 2000



STRONG ENTERPRISE FUND
Effective October 13, 2000, Mr. Thomas J. Pence became the manager of the Strong Enterprise Fund. Mr. Pence has over nine years of investment experience and is a Chartered Financial Analyst. Mr. Pence joined Strong as a portfolio manager in October 2000. From June 1991 to October 2000, Mr. Pence was an equity portfolio manager at Conseco Capital Management, Inc. From 1987 to June 1991, Mr. Pence was Director of Development at The Forum Group. Mr. Pence received his Masters of Business Administration in finance from the University of Notre Dame in 1986 and his bachelors degree in business from Indiana University in 1983.


STRONG U.S. EMERGING GROWTH FUND
Effective September 1, 2000, Mr. Robert E. Scott became a co-manager of the Strong U.S. Emerging Growth Fund. Mr. Scott has over eight years of investment experience and is a Chartered Financial Analyst. Mr. Scott joined the Subadvisor as a portfolio manager in September 2000. From March 1994 to June 2000, Mr. Scott was employed at Investment Advisers, Inc. (IAI). While at IAI, Mr. Scott held various positions. From July 1999 to August 2000, he served as Vice President and equity portfolio manager. From January 1996 to June 1999, he was an Associate Vice President and equity analyst, and from March 1994 to December 1995, he was a marketing analyst and investment performance analyst. From June 1991 to June 1993, Mr. Scott was a research analyst for economic and trade development at the American Embassy in Tokyo, Japan. Mr. Scott received his bachelors degree in Government from Harvard University in 1990.





          The date of this Prospectus Supplement is October 27, 2000.

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